DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional amount	$ 69,700	$ 195,458
Fair value	1,722	(1,312)
Option Contracts To Hedge Payroll Expenses [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount	69,700	88,050
Fair value	1,722	2,795
Forward Contracts To Hedge Israeli Treasury Bills [Member] | Fair Value Inputs Level2 [Member]
Derivative [Line Items]
Notional amount		107,408
Fair value		$ (4,107)